FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 8,301		$ 10,118
Long-term debt	4,219,598	$ 3,270,330
Derivative financial instruments	(464,990)	(259,028)
Cash and cash equivalents	(1,052)	(815,848)	(961)	$ (1,774)
Net liabilities	3,761,857	2,195,454
Equity	$ (133,546)	$ 1,936,017	$ 1,249,057